Debt and financing arrangements (Schedule of finance structure) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Schedule of financing structure and finance expenses
Debt instrument, commitment	$ 849,477		$ 851,616
Debt instrument, issued and outstanding	789,277		791,416
Debt instrument, drawn	786,583		788,614
Credit facility, commitment	1,605,000		1,599,800
Letters of credit issued and outstanding	561,684		751,250
Debt instrument and line of credit facility amount committed, total	2,454,477		2,451,416
Debt instrument and line of credit facility outstanding, total	1,350,961		1,542,666
$400,000 Four-year unsecured credit facility [Member]
Schedule of financing structure and finance expenses
Credit facility, commitment	400,000		400,000
Letters of credit issued and outstanding	0	[1]	0	[1]
$525,000 Four-year syndicated secured credit facility [Member]
Schedule of financing structure and finance expenses
Credit facility, commitment	525,000		525,000
Letters of credit issued and outstanding	276,455	[1]	358,567	[1]
$200,000 secured bi-lateral letter of credit facility
Schedule of financing structure and finance expenses
Credit facility, commitment	200,000		200,000
Letters of credit issued and outstanding	15,649	[1]	16,726	[1]
Talbot FAL Facility
Schedule of financing structure and finance expenses
Credit facility, commitment	25,000		25,000
Letters of credit issued and outstanding	25,000	[1]	25,000	[1]
PaCRe Senior secured letter of credit facility
Schedule of financing structure and finance expenses
Credit facility, commitment	10,000		10,000
Letters of credit issued and outstanding	294	[1]	294	[1]
AlphaCat Re secured letter of credit facility
Schedule of financing structure and finance expenses
Credit facility, commitment	30,000		24,800
Letters of credit issued and outstanding	30,000	[1]	24,800	[1]
IPC bi-lateral facility
Schedule of financing structure and finance expenses
Credit facility, commitment	40,000		40,000
Letters of credit issued and outstanding	15,897	[1]	20,177	[1]
$375,000 Flagstone bi-lateral facility
Schedule of financing structure and finance expenses
Credit facility, commitment	375,000		375,000
Letters of credit issued and outstanding	198,389	[1]	305,686	[1]
2010 Senior Notes due 2040 [Member]
Schedule of financing structure and finance expenses
Debt instrument, commitment	250,000		250,000
Debt instrument, issued and outstanding	250,000	[1]	250,000	[1]
Debt instrument, drawn	247,306		247,198
Junior Subordinated Deferrable Debentures[Member]
Schedule of financing structure and finance expenses
Debt instrument, commitment	599,477		601,616
Debt instrument, issued and outstanding	539,277	[1]	541,416	[1]
Debt instrument, drawn	539,277		541,416
2006 Junior Subordinated Deferrable Debentures [Member]
Schedule of financing structure and finance expenses
Debt instrument, commitment	150,000		150,000
Debt instrument, issued and outstanding	150,000	[1]	150,000	[1]
Debt instrument, drawn	150,000		150,000
2007 Junior Subordinated Deferrable Debentures [Member]
Schedule of financing structure and finance expenses
Debt instrument, commitment	200,000		200,000
Debt instrument, issued and outstanding	139,800	[1]	139,800	[1]
Debt instrument, drawn	139,800		139,800
Flagstone 2006 Junior Subordinated Deferrable Interest Notes [Member]
Schedule of financing structure and finance expenses
Debt instrument, commitment	135,727		137,866
Debt instrument, issued and outstanding	135,727	[1]	137,866	[1]
Debt instrument, drawn	135,727		137,866
Flagstone 2007 Junior Subordinated Deferrable Interest Notes [Member]
Schedule of financing structure and finance expenses
Debt instrument, commitment	113,750		113,750
Debt instrument, issued and outstanding	113,750	[1]	113,750	[1]
Debt instrument, drawn	$ 113,750		$ 113,750

[1]	Indicates utilization of commitment amount, not necessarily drawn borrowings